Leases - Schedule of Amounts Recognized in Consolidated Balance Sheets as Lease Liability (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Presentation of leases for lessee [abstract]
Non-current	¥ 2,248	$ 335	¥ 163
Current	1,518	$ 226	630
Total lease liabilities	¥ 3,766		¥ 793